Summary of Accounting Policies	12 Months Ended
Apr. 30, 2015
Summary of Accounting Policies [Abstract]
SUMMARY OF ACCONTING POLICIES

NOTE 2 – SUMMARY OF ACCOUNTING POLICIES

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America, the rules and regulations of the United States Securities and Exchange Commission.

Revisions of Previously Issued Financial Statements

In connection with the preparation of the consolidated financial statements of the Company for the year ended April 30, 2015, the Company identified certain errors in its previously issued consolidated financial statements for the year ended April 30, 2014. The errors related to the understatement of depreciation expense due to an incorrect allocation of cost between the building and land on one of its properties.

In accordance with SEC Staff Accounting Bulletin No. 99, Materiality, codified in ASC 250 (“ASC 250”), Presentation of Financial Statements, and SAB 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Consolidated Statements of Income, Balance Sheets, Shareholders Equity and Cash Flows, also codified in ASC 250, management assessed the materiality of the errors from a qualitative and quantitative basis and concluded that these errors were immaterial to its previously issued consolidated financial statements. Management concluded that the errors were material if not corrected in the current years’ consolidated financial statements. Therefore, in accordance with ASC 250, the consolidated financial statements as of April 30, 2014, which are presented herein, have been revised in this 2015 Annual Report on Form 10-K.

	April 30, 2014
	As	As Previously
Balance Sheet	revised	presented	Difference
Rental property, net	$2,373,763	$2,399,022	$(25,259)
Additional paid-in capital	275,981	296,109	(20,128)
Accumulated deficit	$(320,552)	$(315,421)	$(5,131)

Income Statement
Depreciation expense	$90,228	$85,097	$5,131
Net Loss	$(199,100)	$(193,969)	$(5,131)

Cash flows
Net Loss	$(199,100)	$(193,969)	$(5,131)
Depreciation expense	$90,228	$85,097	$5,131

NET LOSS PER COMMON SHARE
- BASIC AND DILUTED:	$(0.11)	$(0.11)	$-

Principles of consolidation

The accompanying consolidated financial statements represent the consolidated financial position and results of operations of the Company and include the accounts and results of operations of the Company and its subsidiaries. The accompanying financial statements include the active entity of Magnolia Lane Income Fund and its wholly owned subsidiaries, Walker Partners, LLC and Grove Realty Partners, LLC.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.

Restricted Cash

Restricted cash consists of cash and cash equivalents that are restricted as to withdrawal or use under the terms of certain contractual agreements. The Company’s restricted cash is reserved for real estate taxes on both of its properties.

Concentrations

Concentration in a geographic area

The Company operates in the real estate industry and the operations are concentrated in the State of Massachusetts.

Rental Property, Net

Rental property assets are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful lives of the asset.

We capitalize replacements and improvements, such as HVAC equipment, structural replacements, windows, appliances, flooring, carpeting and renovations. Ordinary repairs and maintenance, such as unit cleaning, painting and appliance repairs, are expensed when incurred.

Asset	Useful Life (in years)
Building	30 years
Land	Indefinite
Building Improvements	30 years

Net loss per common share

Net loss per common share is computed pursuant to section 260-10-45 of the Financial Accounting Standards Board Accounting Standards Codification. Basic net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period. Diluted net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock and potentially dilutive outstanding shares of common stock during the period.

There were no potentially dilutive shares outstanding for any periods presented.

Income Taxes

The Company utilizes the asset and liability method to measure and record deferred income tax assets and liabilities. Deferred tax assets and liabilities reflect the future income tax effects of temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and are measured using enacted tax rates that apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

The Company follows the provisions of Income Taxes Topic of the FASB Accounting Standards Codification, which provides clarification on accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The guidance prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return, and also provides guidance on derecognition, classification, interest and penalties, disclosure and transition. At April 30, 2015, no significant income tax uncertainties have been included in the Company’s Balance Sheets. The Company’s policy is to recognize interest and penalties on unrecognized tax benefits in income tax expense in the Statements of Operations. No interest and penalties are present for periods open.

The Company is subject to the United States federal and state income tax examinations by the tax authorities for the 2015, 2014, and 2013 tax years.

Property Revenue Recognition

Our commercial property leases are for varied terms ranging from month-to-month to 3 years. Rental income is recognized on a straight-line basis over the term of the lease.

Rent concessions, including free rent incurred in connection with commercial property leases, are amortized on a straight-line basis over the terms of the related leases and are charged as a reduction of rental revenue.

Impairment of Real Estate Investments

The Company assesses on a regular basis whether there are any indicators that the carrying value of rental property assets may be impaired. Potential indicators may include an increase in vacancy at a property, tenant reduction in utilization of a property, tenant financial instability and the potential sale of the property in the near future. An asset is determined to be impaired if the asset’s carrying value is in excess of its estimated fair value.

Deferred Revenue

From time to time, rental payments may be paid by tenants, but not earned yet by the Company. Such revenue is initially recorded as a deferred liability and is recognized as revenue once earned. As of April 30, 2015 and 2014, the Company had $0 and $4,800 in deferred revenue, respectively.